Note 17 - Consolidated Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note Q - Consolidated Quarterly Financial Information (unaudited)

	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2014
Total interest income	$9,508	$8,925	$8,904	$9,018
Total interest expense	726	738	696	715
Net interest income	8,782	8,187	8,208	8,303
Provision for loan losses (1)	494	1,386	(682)	1,589
Noninterest income (2)	4,118	1,912	2,106	1,657
Noninterest expense	7,295	6,997	7,244	7,757
Net income	3,564	1,344	2,742	423

Earnings per share	$0.87	$0.33	$0.67	$0.10

2013
Total interest income	$9,480	$8,764	$8,748	$8,966
Total interest expense	1,059	923	818	773
Net interest income	8,421	7,841	7,930	8,193
Provision for loan losses (3)	31	(189)	833	(198)
Noninterest income (2)	3,940	1,965	1,574	1,039
Noninterest expense	7,948	7,317	7,320	6,790
Net income	3,223	1,942	1,061	1,886

Earnings per share	$0.79	$0.48	$0.26	$0.47

2012
Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses (4)	1,316	524	1,183	(1,440)
Noninterest income (2)	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$0.40

(1) During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.

(2) The Company’s noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.

(3) During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.

(4) During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs. The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loan losses.